UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY


                Investment Company Act file number  (811-05037)
                                                    -----------


                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)


                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)


                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)



                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period:  DECEMBER 31, 2004
                           -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

                                  HODGES FUND

  SCHEDULE OF INVESTMENTS at December 31, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
  COMMON STOCKS: 93.4%

  AIRLINES: 1.8%
         50,000  AMR Corp.*<F1>                                  $   547,500
         50,000  Southwest Airlines Co.                              814,000
                                                                 -----------
                                                                   1,361,500
                                                                 -----------
  APPAREL: 3.8%
        100,000  Candie's, Inc.*<F1>                                 540,000
         96,100  Haggar Corp.                                      2,256,332
                                                                 -----------
                                                                   2,796,332
                                                                 -----------
  AUTO MANUFACTURERS: 1.1%
         10,000  Toyota Motor Corp. - ADR                            818,700
                                                                 -----------
  BIOTECHNOLOGY: 0.1%
          5,000  Genitope Corp.*<F1>                                  85,200
                                                                 -----------
  COMMERCIAL SERVICES: 6.2%
         30,092  Corrections Corp. of America*<F1>                 1,217,221
         65,000  The GEO Group, Inc.*<F1>                          1,727,700
         40,000  Pre-Paid Legal Services Inc.*<F1>                 1,502,000
         20,000  Service Corp International*<F1>                     149,000
                                                                 -----------
                                                                   4,595,921
                                                                 -----------
  COMPUTERS: 3.0%
         40,000  EMC Corp.*<F1>                                      594,800
         65,000  Intervoice, Inc.*<F1>                               867,750
         50,000  Sun Microsystems, Inc.*<F1>                         269,000
         60,000  Tyler Technologies, Inc.*<F1>                       501,600
                                                                 -----------
                                                                   2,233,150
                                                                 -----------
  COSMETICS/PERSONAL CARE: 0.6%
         10,000  The Estee Lauder Cos. Inc. - Class A                457,700
                                                                 -----------
  DIVERSIFIED FINANCIAL SERVICES: 5.2%
         43,000  Ameritrade Holding Corp.*<F1>                       611,460
          7,500  Chicago Mercantile Exchange Holdings Inc.         1,715,250
        100,000  E*TRADE Financial Corp.*<F1>                      1,495,000
                                                                 -----------
                                                                   3,821,710
                                                                 -----------
  ELECTRICAL COMPONENTS & EQUIPMENT: 3.9%
        128,124  AMX Corp.*<F1>                                    2,110,202
         29,700  Encore Wire Corp.*<F1>                              395,901
         30,000  NAPCO Security Systems, Inc.                        400,080
                                                                 -----------
                                                                   2,906,183
                                                                 -----------
  ENTERTAINMENT: 1.1%
         15,000  International Speedway Corp. - Class A              792,000
                                                                 -----------
  FOOD: 4.4%
         14,000  Hershey Foods Corp.                                 777,560
         99,340  Rocky Mountain Chocolate Factory, Inc.            1,455,331
         10,300  Tootsie Roll Industries, Inc.                       356,689
          9,500  Wm. Wrigley Jr. Co.                                 657,305
                                                                 -----------
                                                                   3,246,885
                                                                 -----------
  FOREST PRODUCTS & PAPER: 0.0%
            151  Neenah Paper, Inc.                                    4,923
                                                                 -----------
  HEALTHCARE PRODUCTS: 2.0%
        402,000  The Female Health Co.*<F1>                          804,000
         10,000  Johnson & Johnson                                   634,200
                                                                 -----------
                                                                   1,438,200
                                                                 -----------
  HEALTHCARE SERVICES: 1.0%
         25,300  Horizon Health Corp.*<F1>                           705,364
                                                                 -----------
  HOME BUILDERS: 3.9%
         42,000  Centex Corp.                                      2,502,360
         20,000  Palm Harbor Homes, Inc.*<F1>                        337,600
                                                                 -----------
                                                                   2,839,960
                                                                 -----------
  HOUSEHOLD PRODUCTS/WARES: 3.2%
         60,000  Helen of Troy Ltd.*<F1>                           2,016,600
          5,000  Kimberly-Clark Corp.                                329,050
                                                                 -----------
                                                                   2,345,650
                                                                 -----------
  INSURANCE: 1.8%
         41,000  Direct General Corp.                              1,316,100
                                                                 -----------
  INTERNET: 4.4%
         35,000  Digital River, Inc.*<F1>                          1,456,350
        210,000  Intrusion Inc.*<F1>                                 610,260
         15,000  Overstock.com, Inc.*<F1>                          1,035,000
         15,000  United Online, Inc.*<F1>                            172,950
                                                                 -----------
                                                                   3,274,560
                                                                 -----------
  IRON/STEEL: 5.2%
         70,000  Commercial Metals Co.                             3,539,200
          5,000  Unites States Steel Corp.                           256,250
                                                                 -----------
                                                                   3,795,450
                                                                 -----------
  LODGING: 0.6%
         50,000  La Quinta Corp.*<F1>                                454,500
                                                                 -----------
  MACHINERY - CONSTRUCTION & MINING: 3.6%
         55,000  Terex Corp.*<F1>                                  2,620,750
                                                                 -----------
  MEDIA: 1.6%
         32,000  XM Satellite Radio
                   Holdings Inc. - Class A*<F1>                    1,203,840
                                                                 -----------
  OIL & GAS: 7.5%
         55,000  Chesapeake Energy Corp.                             907,500
         26,000  Devon Energy Corp.                                1,011,920
          5,000  Exxon Mobil Corp.                                   256,300
         25,000  Halliburton Co.                                     981,000
         17,600  Texas Pacific Land Trust                          2,376,880
                                                                 -----------
                                                                   5,533,600
                                                                 -----------
  RETAIL: 16.0%
         40,000  Costco Wholesale Corp.                            1,936,400
         30,000  The Home Depot, Inc.                              1,282,200
         20,000  Jos. A. Bank Clothiers, Inc.*<F1>                   566,000
        323,550  Luby's, Inc.*<F1>                                 2,426,625
         25,000  McDonald's Corp.                                    801,500
         20,000  The Neiman Marcus Group,
                   Inc. - Class A                                  1,430,800
         40,000  Starbucks Corp.*<F1>                              2,494,400
         16,000  Wal-Mart Stores, Inc.                               845,120
                                                                 -----------
                                                                  11,783,045
                                                                 -----------
  SEMICONDUCTORS: 1.2%
          5,000  Rambus Inc.*<F1>                                    115,000
         15,000  Sigmatel, Inc.*<F1>                                 532,950
         10,000  Texas Instruments Inc.                              246,200
                                                                 -----------
                                                                     894,150
                                                                 -----------
  SOFTWARE: 1.8%
        100,000  Docucorp International, Inc.*<F1>                   950,000
         15,000  Microsoft Corp.                                     400,650
                                                                 -----------
                                                                   1,350,650
                                                                 -----------
  TELECOMMUNICATIONS: 1.2%
         50,000  American Tower Corp. - Class A*<F1>                 920,000
                                                                 -----------
  TEXTILES: 0.5%
         21,000  The Dixie Group, Inc.*<F1>                          354,060
                                                                 -----------
  TRANSPORTATION: 6.7%
         35,000  Burlington Northern Santa Fe Corp.                1,655,850
         15,000  Celadon Group, Inc.*<F1>                            333,750
         70,000  Central Freight Lines, Inc.*<F1>                    441,000
        110,216  Frozen Food Express Industries, Inc.*<F1>         1,421,786
         20,000  Yellow Roadway Corp.*<F1>                         1,114,200
                                                                 -----------
                                                                   4,966,586
                                                                 -----------
  TOTAL COMMON STOCKS
    (cost $46,602,835)                                            68,916,669
                                                                 -----------

  CONTRACTS                                                           VALUE
  ---------                                                           -----
  CALL OPTIONS PURCHASED: 3.4%
                 Common Stocks/Expiration Date/Exercise Price
             50  Apple Computer, Inc./ Apr. 2005/55.00                60,500
            100  Centex Corp./ Apr. 2005/45.00                       153,000
             50  Centex Corp./ Jan. 2006/40.00                       110,000
            100  EchoStar Communications Corp./ Mar. 2005/30.00       40,000
            100  Exxon Mobil Corp./ Jan. 2005/30.00                  211,000
            100  Exxon Mobil Corp./ Jan. 2005/35.00                  161,000
            100  FedEx Corp./ Jul. 2005/90.00                        114,000
            100  Gaylord Entertainment Co./ Apr. 2005/25.00          163,000
             50  Halliburton Co./ Apr. 2005/25.00                     71,000
            100  Harley-Davidson, Inc./ Jan. 2005/40.00              205,000
            200  Krispy Kreme Doughnuts, Inc./ Jan. 2005/10.00        52,000
            100  Microsoft Corp./ Apr. 2005/22.00                     48,000
            150  Pfizer Inc./ Jan. 2006/25.00                         58,500
            200  The Proctor & Gamble Co./ Jan. 2005/45.00           200,000
            100  Terex Corp./ Jan. 2005/25.00                        221,000
            100  Tiffany & Co./ Feb. 2005/22.50                       93,000
            100  United States Steel Corp./ Apr. 2005/35.00          166,000
            100  United States Steel Corp./ Jul. 2005/40.00          135,000
            150  Vulcan Materials Co./ May 2005/45.00                147,000
            100  Wal-Mart Stores, Inc./ June 2006/45.00               84,000
  TOTAL CALL OPTIONS PURCHASED
    (cost $1,861,851)                                              2,493,000
                                                                 -----------

  SHARES                                                              VALUE
  ------                                                              -----
  SHORT-TERM INVESTMENT: 0.7%
  MONEY MARKET INVESTMENT:
        498,560  Cash Trust Series II - Treasury Fund
                   (cost $498,560)                                   498,560
                                                                 -----------
  TOTAL INVESTMENTS IN SECURITIES
    (cost $48,963,246):  97.5%                                    71,908,229
  Other Assets less Liabilities: 2.5%                              1,828,814
                                                                 -----------
  NET ASSETS:    100.0%                                          $73,737,043
                                                                 -----------
                                                                 -----------

*<F1>     Non-income producing security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange
     Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)*<F2>  /s/Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date  February 24, 2005
           -----------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F2>  /s/Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date  February 24, 2005
           -----------------


     By (Signature and Title)*<F2>  /s/Eric W. Falkeis
                                    --------------------------
                                    Eric W. Falkeis, Treasurer

     Date  February 24, 2005
           -----------------

*<F2> Print the name and title of each signing officer under his or her signature.